Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2024	2023
Composition:

Cash available for immediate withdrawal - in USD	1,585	58
Cash available for immediate withdrawal - in New Israeli Shekel (“NIS”)	1,569	510
Cash available for immediate withdrawal - in Euros	24	-
	3,178	568